Derivatives, Sold and Purchased Credit Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	$ 541	$ 943
Notional amount Protection sold	10,544	12,304
Notional amount Protection purchased with identical underlyings	6,481	6,888
Notional Net protection sold	4,063	5,416
Notional Other protection purchased	11,537	9,771
Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	5,090	6,207
Corporate Bond Securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	44	23
Notional amount Protection sold	4,838	6,344
Notional amount Protection purchased with identical underlyings	3,602	4,894
Notional Net protection sold	1,236	1,450
Notional Other protection purchased	$ 2,272	$ 2,831
Corporate Bond Securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2016	Jan. 01, 2015
Corporate Bond Securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2025	Dec. 31, 2021
Corporate Bond Securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 1,745	$ 2,904
Structured products [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	275	654
Notional amount Protection sold	598	1,055
Notional amount Protection purchased with identical underlyings	395	608
Notional Net protection sold	203	447
Notional Other protection purchased	$ 142	$ 277
Structured products [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2017	Jan. 01, 2017
Structured products [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2047	Dec. 31, 2052
Structured products [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 463	$ 874
Credit Default Swap [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	0	0
Notional amount Protection sold	1,727	1,659
Notional amount Protection purchased with identical underlyings	1,717	777
Notional Net protection sold	10	882
Notional Other protection purchased	$ 960	$ 1,042
Credit Default Swap [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2016	Jan. 01, 2015
Credit Default Swap [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2020	Dec. 31, 2019
Credit Default Swap [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 370	$ 292
Commercial Mortgage Backed Securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	203	246
Notional amount Protection sold	822	1,058
Notional amount Protection purchased with identical underlyings	766	608
Notional Net protection sold	56	450
Notional Other protection purchased	$ 316	$ 355
Commercial Mortgage Backed Securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2047	Jan. 01, 2047
Commercial Mortgage Backed Securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2057	Dec. 31, 2063
Commercial Mortgage Backed Securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 0	$ 0
Asset-backed securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	18	19
Notional amount Protection sold	47	52
Notional amount Protection purchased with identical underlyings	1	1
Notional Net protection sold	46	51
Notional Other protection purchased	$ 71	$ 81
Asset-backed securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2045	Jan. 01, 2045
Asset-backed securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2046	Dec. 31, 2046
Asset-backed securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 0	$ 1
Other Credit Derivatives [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	1	1
Notional amount Protection sold	2,512	2,136
Notional amount Protection purchased with identical underlyings	0	0
Notional Net protection sold	2,512	2,136
Notional Other protection purchased	$ 7,776	$ 5,185
Other Credit Derivatives [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2016	Jan. 01, 2015
Other Credit Derivatives [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2025	Dec. 31, 2025
Other Credit Derivatives [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 2,512	$ 2,136